Subsequent and relevant events - Issuance of bonds (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent and relevant events
Amount of disbursement	$ 34,035,090	$ 16,844,029	$ 24,666,792